Income Tax - Income Tax Schedule of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current income tax					$ 22.8	$ 0	$ 0
Deferred income tax			3.8	45.8	106.8	48.6	31.3
Income tax expense (benefit)	$ (13.1)	$ 36.8	$ 14.3	$ 64.0	$ 129.6	$ 48.6	$ 31.3